Fair Value Measurement - Fair value of warrant liability (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Warrant liability:
Balance at fair value	¥ 1,632	$ 225	¥ 3,952
Level 3
Warrant liability:
Balance at fair value	¥ 1,632	$ 225	¥ 3,952